Finance Cost and Income - Summary of Finance Costs (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of finance income expense [Abstract]
Interest expense	$ (2,126)	$ (2,181)
Capitalization of borrowing costs	17	10
Net interest on net defined benefit liabilities	(48)	(55)
Accretion expense	(177)	(303)
Net foreign exchange losses (net of the effect of foreign exchange derivative instruments)	(83)	(181)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(495)	(445)
Tax on financial transactions	(69)	(25)
Other financial costs, including bank fees	(59)	(68)
Finance costs	(3,534)	(3,459)
Exceptional finance cost	(494)	(211)
Finance costs after non recurring finance costs	$ (3,534)	$ (3,459)